Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 8,446,158	$ 13,359,615
Contracts and grants receivable		115,130
Unbilled revenue	171,254
Research and development incentives receivable, current	23,894	104,198
Prepaid expenses and other current assets	866,014	274,209
Total current assets	9,507,320	13,853,152
Security deposit	22,777	22,777
Office furniture and equipment, net of accumulated depreciation of $121,320 and $114,766	11,927	18,481
Deferred issuance cost		20,206
Right-of-use lease assets	229,834	340,987
Research and development incentives receivable, net of current portion	25,468	24,114
Total assets	9,797,326	14,279,717
Current liabilities:
Accounts payable	1,111,226	3,865,796
Accrued expenses	2,418,002	2,307,746
Accrued compensation	251,115	336,692
Lease liabilities, current	121,765	108,948
Convertible debt, net of debt discount of $0 and $102,309	2,250,000	9,897,691
Total current liabilities	6,152,108	16,516,873
Non-current liabilities:
Convertible debt	1,010,934	0
Lease liabilities, net of current portion	111,862	233,627
Total liabilities	7,274,904	16,750,500
Commitments and contingencies (Note 10)
Series D preferred stock, $.001 par value; 0 and 50,000 shares authorized, none issued or outstanding as of December 31, 2023 and December 31, 2022, respectively		43
Shareholders' equity/(deficit):
Preferred stock, 350,000 and 300,000 shares authorized as of December 31, 2023 and December 31, 2022, respectively; none issued or outstanding
Common stock, $.001 par value; 75,000,000 shares authorized; 10,378,238 and 2,908,578 shares issued and outstanding at December 31, 2023 and December 31, 2022, respectively	10,378	2,909
Additional paid-in capital	228,193,977	217,064,964
Accumulated other comprehensive income	22,243	24,747
Accumulated deficit	(225,704,176)	(219,563,446)
Total shareholders' equity/(deficit)	2,522,422	(2,470,826)
Total liabilities, mezzanine equity and shareholders' equity/(deficit)	$ 9,797,326	$ 14,279,717